Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Previously reported	Retroactive application of recapitalization	Preferred Stock	Preferred Stock Previously reported	Preferred Stock Retroactive application of recapitalization	Common Stock	Common Stock Previously reported	Common Stock Retroactive application of recapitalization	Additional Paid-in Capital	Additional Paid-in Capital Previously reported	Additional Paid-in Capital Retroactive application of recapitalization	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously reported	Accumulated Other Comprehensive Loss Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Previously reported	Accumulated Deficit Retroactive application of recapitalization
Beginning balance (in shares) at Dec. 31, 2019				0	16,383,725	(16,383,725)	102,945,482	11,283,838	91,661,644
Beginning balance at Dec. 31, 2019	$ 5,711	$ 5,711	$ 0	$ 0	$ 62,639	$ (62,639)	$ 10	$ 0	$ 10	$ 65,934	$ 3,305	$ 62,629				$ (60,233)	$ (60,233)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	1,952									1,952
Issuance of common stock upon exercise of stock options (in shares)							1,877,233
Issuance of common stock upon exercise of stock options	663									663
Unrealized loss on available-for-sale debt securities	0
Repurchase of common stock (in shares)							(3,536,070)
Net loss	(26,551)															(26,551)
Ending balance (in shares) at Dec. 31, 2020				0	16,383,725	(16,383,725)	101,286,645	10,838,010	90,448,635
Ending balance at Dec. 31, 2020	(18,225)	(18,225)	0	$ 0	$ 62,639	$ (62,639)	$ 10	$ 0	$ 10	68,549	5,920	62,629	$ 0	$ 0	$ 0	(86,784)	(86,784)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of stock options (in shares)							204,119
Conversion of convertible notes and accrued interest into Class A common stock (in shares)							20,778,097
Net settlement of common stock and Series A preferred stock warrants (in shares)							240,806
Beginning balance (in shares) at Dec. 31, 2020				0	16,383,725	(16,383,725)	101,286,645	10,838,010	90,448,635
Beginning balance at Dec. 31, 2020	(18,225)	$ (18,225)	$ 0	$ 0	$ 62,639	$ (62,639)	$ 10	$ 0	$ 10	68,549	$ 5,920	$ 62,629	0	$ 0	$ 0	(86,784)	$ (86,784)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 10,018									10,018
Issuance of common stock upon exercise of stock options (in shares)	312,037						312,037
Issuance of common stock upon exercise of stock options	$ 150									150
Conversion of convertible notes and accrued interest into Class A common stock (in shares)							20,778,097
Conversion of convertible notes and accrued interest into Class A common stock	39,095						$ 2			39,093
Business Combination and PIPE financing (in shares)							31,894,635
Business Combination and PIPE financing	256,811						$ 3			256,808
Transaction costs related to Business Combination and PIPE financing	(52,661)									(52,661)
Net settlement of common stock and Series A preferred stock warrants (in shares)							240,806
Assumption of the private placement warrant liability in connection with Business Combination	(268)									(268)
Commitment shares for Common Stock Purchase Agreement (in shares)							302,634
Commitment shares for Common Stock Purchase Agreement	1,583									1,583
Repurchase of stock options	(1,500)									(1,500)
Issuance of common stock upon vesting of restricted stock units (in shares)							448,604
Issuance of common stock upon vesting of restricted stock units	1						$ 1
Taxes related to net share settlement of equity awards (in shares)							(126,221)
Taxes related to net share settlement of equity awards	(835)									(835)
Unrealized loss on available-for-sale debt securities	(391)												(391)
Net loss	(65,011)															(65,011)
Ending balance (in shares) at Dec. 31, 2021				0			155,137,237
Ending balance at Dec. 31, 2021	$ 168,767			$ 0			$ 16			$ 320,937			$ (391)			$ (151,795)